UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                             Washington, D.C. 20549"

                                      Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: 			"June 30, 2009"
		----------------------------

Check here if Amendment [     ];     Amendment Number:
			-------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

"Name:         Greenwich Wealth Management, LLC"
Address:      45 East Putnam Avenue Suite 115
"              Greenwich, CT 06830"

Form 13F File Number: 	28-13145
	--------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."


Person Signing this Report on Behalf of Reporting Manager:

Name:    	Michael Freeburg
Title:   	Principal
Phone:   	(203) 618-0100

"Signature, Place, and Date of Signing:"

/s/ Michael Freeburg		"Greenwich, CT"		"July 13, 2009"
--------------------		-------------		-------------
   [Signature]                		"[City, State]              "		    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

"[ ] 13F NOTICE. (Check here if no holdings reported are in this report," and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE		Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:		0
-------------		-------------

Form 13F Information Table Entry Total: 		86
		-------------

Form 13F Information Table Value Total:		473518
		-------------
		(thousands)
























List of Other Included Managers:

{None}

			  VALUE	SHARES/		SH/	PUT/	INVSTMT	  OTHER	    VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT		PRN	CALL	DSCRETN	 MANAGERS	 SOLE	SHARED	NONE
------------------------	-----------	------	------	--------	-	-----	-----	-------	------------	--------	------	------
AKAMAI TECHNOLOGIES INC	COM	00971T101	738	38500		SH		SOLE	N/A	"38,500"	0	0
ALCOA INC	COM	013817101	1560	151000		SH		SOLE	N/A	"151,000"	0	0
AMERICA MOVIL SAB DE CV	SPON ADR L SHS	02364W105	9680	250000		SH		SOLE	N/A	"250,000"	0	0
AMERICREDIT CORP	COM	03060R101	595	43900		SH		SOLE	N/A	"43,900"	0	0
APPLIED MATLS INC	COM	038222105	1146	104080		SH		SOLE	N/A	"104,080"	0	0
BLACKSTONE GROUP L P	COM UNIT LTD	09253U108	3689	350000		SH		SOLE	N/A	"350,000"	0	0
BLUE COAT SYSTEMS INC	COM NEW	09534T508	4135	250000		SH		SOLE	N/A	"250,000"	0	0
BP PLC	SPONSORED ADR	055622104	7160	150160		SH		SOLE	N/A	"150,160"	0	0
CIGNA CORP	COM	125509109	4818	200000		SH		SOLE	N/A	"200,000"	0	0
CISCO SYS INC	COM	17275R102	8225	441004		SH		SOLE	N/A	"441,004"	0	0
COVENTRY HEALTH CARE INC	COM	222862104	4210	225000		SH		SOLE	N/A	"225,000"	0	0
DIAMOND OFFSHORE DRILLING IN	COM	25271C102	19102	230000		SH		SOLE	N/A	"230,000"	0	0
DOW CHEM CO	COM	260543103	2421	150000		SH		SOLE	N/A	"150,000"	0	0
EBAY INC	COM	278642103	3178	185500		SH		SOLE	N/A	"185,500"	0	0
ENCANA CORP	COM	292505104	14841	300000		SH		SOLE	N/A	"300,000"	0	0
ENDO PHARMACEUTICALS HLDGS I	COM	29264F205	5376	300000		SH		SOLE	N/A	"300,000"	0	0
ENSCO INTL INC	COM	26874Q100	5405	155000		SH		SOLE	N/A	"155,000"	0	0
FCSTONE GROUP INC	COM	31308T100	66	16815		SH		SOLE	N/A	"16,815"	0	0
FLEXTRONICS INTL LTD	ORD	Y2573F102	4150	1000000		SH		SOLE	N/A	"1,000,000"	0	0
FRANKLIN RES INC	COM	354613101	10802	150000		SH		SOLE	N/A	"150,000"	0	0
FREEPORT-MCMORAN COPPER & GO	COM	35671D857	25095	500790		SH		SOLE	N/A	"500,790"	0	0
GFI GROUP INC	COM	361652209	1586	235300		SH		SOLE	N/A	"235,300"	0	0
GLAXOSMITHKLINE PLC	SPONSORED ADR	37733W105	4474	126600		SH		SOLE	N/A	"126,600"	0	0
GOLDMAN SACHS GROUP INC	COM	38141G104	961	6515		SH		SOLE	N/A	"6,515"	0	0
GOOGLE INC	CL A	38259P508	2150	5100		SH		SOLE	N/A	"5,100"	0	0
GROUP 1 AUTOMOTIVE INC	COM	398905109	11917	458000		SH		SOLE	N/A	"458,000"	0	0
HEALTH NET INC	COM	42222G108	3110	200000		SH		SOLE	N/A	"200,000"	0	0
HOME DEPOT INC	COM	437076102	7094	300225		SH		SOLE	N/A	"300,225"	0	0
HOVNANIAN ENTERPRISES INC	CL A	442487203	72	30500		SH		SOLE	N/A	"30,500"	0	0
HSN INC	COM 	404303109	249	23600		SH		SOLE	N/A	"23,600"	0	0
HUMANA INC	COM	444859102	9678	300000		SH		SOLE	N/A	"300,000"	0	0
IAC INTERACTIVECORP	COM NEW	44919P300	947	59000		SH		SOLE	N/A	"59,000"	0	0
INGERSOLL-RAND COMPANY LTD	CL A	G4776G101	6270	300000		SH		SOLE	N/A	"300,000"	0	0
INTEL CORP	COM	458140100	6868	415000		SH		SOLE	N/A	"415,000"	0	0
INTERACTIVE BROKERS GROUP IN	COM	45841N107	1265	81448		SH		SOLE	N/A	"81,448"	0	0
INTERVAL LEISURE GROUP INC	COM 	46113M108	220	23600		SH		SOLE	N/A	"23,600"	0	0
INVESTMENT TECHNOLOGY GRP NE	COM	46145F105	5191	254600		SH		SOLE	N/A	"254,600"	0	0
JABIL CIRCUIT INC	COM	466313103	3784	510000		SH		SOLE	N/A	"510,000"	0	0
JDS UNIPHASE CORP	COM PAR $0.001	46612J507	858	150000		SH		SOLE	N/A	"150,000"	0	0
JEFFERIES GROUP INC NEW	COM	472319102	8243	386457		SH		SOLE	N/A	"386,457"	0	0
JP MORGAN CHASE & CO	COM	46625H100	742	21753		SH		SOLE	N/A	"21,753"	0	0
KNIGHT CAPITAL GROUP INC	CL A	499005106	1586	93000		SH		SOLE	N/A	"93,000"	0	0
LEGG MASON INC	COM	524901105	10971	450000		SH		SOLE	N/A	"450,000"	0	0
LEHMAN BROS HLDGS INC	COM	524908100	23	509466		SH		SOLE	N/A	"509,466"	0	0
MANITOWOC INC	COM	563571908	789	150000		SH		SOLE	N/A	"150,000"	0	0
MARATHON OIL CORP	COM	565849106	6029	200100		SH		SOLE	N/A	"200,100"	0	0
MEDICIS PHARMACEUTICAL CORP	CL A NEW	584690309	4896	300000		SH		SOLE	N/A	"300,000"	0	0
MEMC ELECTR MATLS INC	COM	552715104	8909	500200		SH		SOLE	N/A	"500,200"	0	0
MERCK & CO INC	COM	589331107	8404	300580		SH		SOLE	N/A	"300,580"	0	0
MICROSOFT CORP	COM	594918104	14293	601300		SH		SOLE	N/A	"601,300"	0	0
MORGAN STANLEY	COM NEW	617446448	8553	300000		SH		SOLE	N/A	"300,000"	0	0
NASDAQ OMX GROUP INC	COM	631103108	5328	250000		SH		SOLE	N/A	"250,000"	0	0
NATIONAL OILWELL VARCO INC	COM	637071101	8165	250000		SH		SOLE	N/A	"250,000"	0	0
NOBLE CORPORATION	SHS	G65422100	10588	350000		SH		SOLE	N/A	"350,000"	0	0
NVIDIA CORP	COM	67066G104	3387	300000		SH		SOLE	N/A	"300,000"	0	0
NYSE EURONEXT	COM	629491101	4412	161900		SH		SOLE	N/A	"161,900"	0	0
OCH ZIFF CAP MGMT GROUP	CL A	67551U105	1337	150000		SH		SOLE	N/A	"150,000"	0	0
ORACLE CORP	COM	68389X105	7497	350000		SH		SOLE	N/A	"350,000"	0	0
OSHKOSH CORP	COM	688239201	3404	234100		SH		SOLE	N/A	"234,100"	0	0
PARKER HANNIFIN CORP	COM	701094104	8592	200000		SH		SOLE	N/A	"200,000"	0	0
PFIZER INC	COM	717081103	3000	200000		SH		SOLE	N/A	"200,000"	0	0
PLUM CREEK TIMBER CO INC	COM	729251108	22657	760800		SH		SOLE	N/A	"760,800"	0	0
PRIDE INTL INC DEL	COM	74153Q102	2506	100000		SH		SOLE	N/A	"100,000"	0	0
ROWAN COS INC	COM	779382100	7535	390000		SH		SOLE	N/A	"390,000"	0	0
SANMINA SCI CORP	COM	800907107	12	27000		SH		SOLE	N/A	"27,000"	0	0
SCHERING PLOUGH CORP	COM	806605101	10048	400000		SH		SOLE	N/A	"400,000"	0	0
SCHWAB CHARLES CORP NEW	COM	808513105	474	27000		SH		SOLE	N/A	"27,000"	0	0
SKYWORKS SOLUTIONS INC	COM	83088M102	1958	200000		SH		SOLE	N/A	"200,000"	0	0
SOTHEBYS	COM	835898107	13259	939700		SH		SOLE	N/A	"939,700"	0	0
SPDR TR	UNIT SER 1	78462F103	227	2468		SH		SOLE	N/A	"2,468"	0	0
TASER INTL INC	COM	87651B104	834	183000		SH		SOLE	N/A	"183,000"	0	0
TD AMERITRADE HLDG CORP	COM	87236Y108	383	21795		SH		SOLE	N/A	"21,795"	0	0
TEREX CORP NEW	COM	880779103	2414	200000		SH		SOLE	N/A	"200,000"	0	0
TESORO CORP	COM	881609101	5937	466400		SH		SOLE	N/A	"466,400"	0	0
TICKETMASTER	COM 	88633P302	152	23600		SH		SOLE	N/A	"23,600"	0	0
TOTAL S A	SPONSORED ADR	89151E109	8135	150000		SH		SOLE	N/A	"150,000"	0	0
TRANSOCEAN INC NEW	SHS	G90073100	18184	244773		SH		SOLE	N/A	"244,773"	0	0
TYCO INTL LTD BERMUDA	SHS	G9143X208	5196	200000		SH		SOLE	N/A	"200,000"	0	0
UBS AG	SHS NEW	H89231338	2564	210000		SH		SOLE	N/A	"210,000"	0	0
UNITEDHEALTH GROUP INC	COM	91324P102	6245	250000		SH		SOLE	N/A	"250,000"	0	0
VALERO ENERGY CORP NEW	COM	91913Y100	9291	550100		SH		SOLE	N/A	"550,100"	0	0
WASHINGTON MUT INC	COM	939322103	25	250000		SH		SOLE	N/A	"250,000"	0	0
WEBMD HEALTH CORP	CL A	94770V102	5984	200000		SH		SOLE	N/A	"200,000"	0	0
WESTERN DIGITAL CORP	COM	958102105	6625	250000		SH		SOLE	N/A	"250,000"	0	0
WYETH	COM	983024100	9078	200000		SH		SOLE	N/A	"200,000"	0	0
YAHOO INC	COM	984332106	1566	100000		SH		SOLE	N/A	"100,000"	0	0